Exploration for evaluation of oil&gas resources (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Exploration For Evaluation Of Oilgas Resources
Revenues related to exploration activity and evaluation	€ 9	€ 4	€ 68
- write-off of exploration and evaluation costs	252	170	617
- other exploration costs	273	204	254
Exploration expense for the year	525	374	871
Intangible assets: proved and unproved exploration licence and leasehold property acquisition costs	995	1,092	735
Tangible assets: capitalized exploration and evaluation costs	1,860	2,818	2,637
Total tangible and intangible assets	2,855	3,910	3,372
Provision for decommissioning related to exploration activity and evaluation	81	118	131
Exploration expenditure (net cash used in investing activities)	442	417	566
Geological and geophysical costs (cash flow from operating activities)	273	204	254
Total exploration effort	€ 715	€ 621	€ 820